Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource
#: 1
	$ 686,740	Fees	UNITED STATES		Government of the United States of America		Gold
#: 2
	240,682	Taxes	UNITED STATES	NEVADA	State of Nevada		Gold
#: 3
	274,829	Fees	UNITED STATES	NEVADA	State of Nevada		Gold
#: 4
	154,156	Taxes	UNITED STATES	CALIFORNIA	Humboldt County		Gold
#: 5
	431,607	Fees	UNITED STATES			McCoyCove Mine	Gold
#: 6
	39,179	Taxes	UNITED STATES			Ruby Hill Mine	Gold
#: 7
	237,313	Fees	UNITED STATES			Ruby Hill Mine	Gold
#: 8
	7,211	Taxes	UNITED STATES			Granite Creek Mine	Gold
#: 9
	57,653	Fees	UNITED STATES			Granite Creek Mine	Gold
#: 10
	25,740	Fees	UNITED STATES			FAD Project	Gold
#: 11
	348,448	Taxes	UNITED STATES			Lone Tree Mine	Gold
#: 12
	141,628	Fees	UNITED STATES			Lone Tree Mine	Gold
#: 13
	60,368	Fees	UNITED STATES			Argenta Mine	Gold
#: 14
	$ 7,260	Fees	UNITED STATES			Buffalo Mountain Project	Gold